Shareholder Report, Average Annual Return (Details) 191186_Congress Mid Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	0.40%	6.39%	9.68%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.64%
Russell Midcap Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return
Average Annual Return, Percent	19.59%	11.17%	12.65%